Summary of Significant Accounting Policies - Common Stock Equivalents Excluded in Calculation of Diluted Loss Per Share (Detail)	12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012 Series A, B, and C Preferred Stock [Member]	Dec. 31, 2011 Series A, B, and C Preferred Stock [Member]	Sep. 30, 2013 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2013 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Convertible promissory notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from computation of earnings per share	13,094,663	13,094,663	712.525	901,210.000	710,819.000	901,210.000	2,132,194	834,106